OTHER GAINS, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OTHER GAINS, NET
Gain on deemed disposal and disposal of subsidiaries		¥ 3,517	¥ 325,022
Gain on disposal and dividends of available for sales investments/equity investments designated at fair value through other comprehensive income		109,914	79,408	¥ 140,929
Realized gains/(losses) on futures, forward and option contracts, net		40,492	(23,951)	(1,290,267)
Unrealized gains/(losses) on futures, forward and option contracts, net		100,967	(131,073)	154,585
Gain on disposal of other property, plant and equipment and land use rights, net		101,098	76,739	816,721
Gain on previously held equity interest remeasured at acquisition-date fair value		748,086	117,640
Loss on disposal of investments in associates		(1,904)		128,833
Others		(180,266)	(124,403)	218,342
Other gains, net	$ 134,085	¥ 921,904	¥ 319,382	¥ 169,143